Employee Remuneration (Tables)	12 Months Ended
Apr. 30, 2025
Disclosure of employee benefits expenses [abstract]
Summary of Expenses Recognized for Employee Benefits

Expenses recognized for employee benefits for the years ended April 30, 2025, 2024 and 2023 are detailed below:

(in thousands)	2025 $	2024 $	2023 $
Wages, salaries	10,069	10,733	10,433
Employee benefits	947	938	926
Payroll taxes	772	774	939
Severance	—	60	194
Share-based expense	445	1,535	1,943
	12,233	14,040	14,435